Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	COLUMBIA FUNDS SERIES TRUST I
Prospectus Date	rr_ProspectusDate	Mar. 10, 2017
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust
Columbia AMT-Free California Intermediate Muni Bond Fund	9/1/2016
Columbia AMT-Free Georgia Intermediate Muni Bond Fund	9/1/2016
Columbia AMT-Free Maryland Intermediate Muni Bond Fund	9/1/2016
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund	9/1/2016
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund	9/1/2016
Columbia AMT-Free Virginia Intermediate Muni Bond Fund	9/1/2016
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/2016
Columbia Capital Allocation Moderate Conservative Portfolio	6/1/2016
Columbia Global Strategic Equity Fund	6/1/2016
Columbia Large Cap Enhanced Core Fund	7/1/2016
Columbia Large Cap Growth Fund III (Classes A, B, C, I, R4, R5, Y & Z)	7/1/2016
Columbia Large Cap Index Fund	7/1/2016
Columbia Mid Cap Index Fund	7/1/2016
Columbia Select Global Growth Fund	7/1/2016
Columbia Short Term Municipal Bond Fund	9/1/2016
Columbia Small Cap Value Fund II	7/1/2016
Columbia Funds Series Trust I
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund	3/1/2017
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund	3/1/2017
Columbia AMT-Free New York Intermediate Muni Bond Fund	3/1/2017
Columbia AMT-Free Oregon Intermediate Muni Bond Fund	12/1/2016
Columbia California Tax-Exempt Fund	3/1/2017
Columbia High Yield Municipal Fund	10/1/2016
Columbia New York Tax-Exempt Fund	3/1/2017
Columbia Small Cap Value Fund I	9/1/2016
Columbia Tax-Exempt Fund	12/1/2016
Columbia U.S. Social Bond Fund	12/1/2016
Columbia Funds Series Trust II
Columbia Asia Pacific ex-Japan Fund	3/1/2017
Columbia Capital Allocation Aggressive Portfolio	6/1/2016
Columbia Capital Allocation Conservative Portfolio	6/1/2016
Columbia Capital Allocation Moderate Portfolio	6/1/2016
Columbia Global Infrastructure Fund	9/1/2016
Columbia Minnesota Tax-Exempt Fund	12/1/2016
Columbia Select Smaller-Cap Value Fund	10/1/2016
Columbia Seligman Communications & Information Fund	10/1/2016
Columbia Seligman Global Technology Fund	3/1/2017
Columbia Strategic Municipal Income Fund	12/1/2016
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free California Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust
Columbia AMT-Free California Intermediate Muni Bond Fund	9/1/2016
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free Georgia Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust
Columbia AMT-Free Georgia Intermediate Muni Bond Fund	9/1/2016
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free Maryland Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust
Columbia AMT-Free Maryland Intermediate Muni Bond Fund	9/1/2016
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free North Carolina Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust
Columbia AMT-Free North Carolina Intermediate Muni Bond Fund	9/1/2016
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free South Carolina Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust
Columbia AMT-Free South Carolina Intermediate Muni Bond Fund	9/1/2016
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST | Columbia AMT-Free Virginia Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust
Columbia AMT-Free Virginia Intermediate Muni Bond Fund	9/1/2016
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Aggressive Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust
Columbia Capital Allocation Moderate Aggressive Portfolio	6/1/2016
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST | Columbia Capital Allocation Moderate Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust
Columbia Capital Allocation Moderate Conservative Portfolio	6/1/2016
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST | Columbia Global Strategic Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust
Columbia Global Strategic Equity Fund	6/1/2016
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST | Columbia Large Cap Enhanced Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust
Columbia Large Cap Enhanced Core Fund	7/1/2016
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST | Columbia Large Cap Growth Fund III
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust
Columbia Large Cap Growth Fund III (Classes A, B, C, I, R4, R5, Y & Z)	7/1/2016
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST | Columbia Large Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust
Columbia Large Cap Index Fund	7/1/2016
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST | Columbia Mid Cap Index Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust
Columbia Mid Cap Index Fund	7/1/2016
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST | Columbia Select Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust
Columbia Select Global Growth Fund	7/1/2016
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST | Columbia Short Term Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust
Columbia Short Term Municipal Bond Fund	9/1/2016
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST | Columbia Small Cap Value Fund II
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust
Columbia Small Cap Value Fund II	7/1/2016
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia AMT-Free Connecticut Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia AMT-Free Connecticut Intermediate Muni Bond Fund	3/1/2017
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia AMT-Free Massachusetts Intermediate Muni Bond Fund	3/1/2017
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia AMT-Free New York Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia AMT-Free New York Intermediate Muni Bond Fund	3/1/2017
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia AMT-Free Oregon Intermediate Muni Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia AMT-Free Oregon Intermediate Muni Bond Fund	12/1/2016
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia California Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia California Tax-Exempt Fund	3/1/2017
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia High Yield Municipal Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia High Yield Municipal Fund	10/1/2016
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia New York Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia New York Tax-Exempt Fund	3/1/2017
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia Small Cap Value Fund I
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia Small Cap Value Fund I	9/1/2016
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia Tax-Exempt Fund	12/1/2016
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
COLUMBIA FUNDS SERIES TRUST I | Columbia U.S. Social Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust I
Columbia U.S. Social Bond Fund	12/1/2016
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia Asia Pacific ex-Japan Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia Asia Pacific ex-Japan Fund	3/1/2017
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia Capital Allocation Aggressive Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia Capital Allocation Aggressive Portfolio	6/1/2016
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia Capital Allocation Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia Capital Allocation Conservative Portfolio	6/1/2016
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia Capital Allocation Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia Capital Allocation Moderate Portfolio	6/1/2016
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia Global Infrastructure Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia Global Infrastructure Fund	9/1/2016
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia Minnesota Tax-Exempt Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia Minnesota Tax-Exempt Fund	12/1/2016
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia Select Smaller-Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia Select Smaller-Cap Value Fund	10/1/2016
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia Seligman Communications and Information Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia Seligman Communications & Information Fund	10/1/2016
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia Seligman Global Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia Seligman Global Technology Fund	3/1/2017
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.
Columbia Funds Series Trust II | Columbia Strategic Municipal Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cfsti1_SupplementTextBlock
Supplement dated March 10, 2017
to the Prospectus and Summary Prospectus (each as supplemented, if applicable) of each of the following Funds
(each a Fund and together the Funds):
Fund	Prospectuses Dated
Columbia Funds Series Trust II
Columbia Strategic Municipal Income Fund	12/1/2016
Effective April 10, 2017, the information beneath the caption "Fees and Expenses of the Fund" in each Fund's Summary Prospectus and in the "Summary of the Fund" section of each Fund's Prospectus is hereby revised to insert the following information:
An investor transacting in a class of Fund shares without any front-end sales charge, contingent deferred sales charge, or other asset-based fee for sales or distribution may be required to pay a commission to the broker/financial intermediary for effecting such transactions. Such commissions are not reflected in the tables or the example below.

The rest of the section remains the same.